Estimated Fair Values of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	¥ 20,619	¥ 43,412
Derivatives not designated as hedging instruments: Liability derivatives	(75,291)	(28,178)
Other current assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	2,373	21,749
Other assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	18,246	21,663
Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Liability derivatives	(75,291)	(28,178)
Foreign exchange instruments
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Asset derivatives
Derivatives designated as hedging instruments: Liability derivatives	(211)	(753)
Derivatives not designated as hedging instruments: Asset derivatives	6,538	33,566
Derivatives not designated as hedging instruments: Liability derivatives	(78,723)	(30,067)
Foreign exchange instruments | Other current assets
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Asset derivatives
Derivatives not designated as hedging instruments: Asset derivatives	(1,534)	22,692
Foreign exchange instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Asset derivatives
Derivatives not designated as hedging instruments: Asset derivatives	(314)	2,316
Foreign exchange instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Liability derivatives	(211)	(753)
Derivatives not designated as hedging instruments: Liability derivatives	(70,337)	(21,509)
Interest rate instruments
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	32,152	31,834
Derivatives not designated as hedging instruments: Liability derivatives	(14,639)	(20,099)
Interest rate instruments | Other current assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	3,907	(943)
Interest rate instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	18,560	19,347
Interest rate instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Liability derivatives	(4,954)	(6,669)
Total
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	38,690	65,400
Derivatives not designated as hedging instruments: Liability derivatives	(93,362)	(50,166)
Netting adjustment
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	(18,071)	(21,988)
Derivatives not designated as hedging instruments: Liability derivatives	¥ 18,071	¥ 21,988